COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

		Shares	Value
COMMON STOCK	57.4%
AGRIBUSINESS	5.3%
AGRICULTURAL PRODUCTS	0.5%
Bunge Ltd.		23,536	$2,547,772
Darling Ingredients, Inc.(a)		25,609	1,336,790

			3,884,562

CONSTRUCTION MACHINERY & HEAVY TRUCKS	0.6%
AGCO Corp.		32,563	3,851,552
Deere & Co.		3,254	1,227,994

			5,079,546

FERTILIZERS & AGRICULTURAL CHEMICALS	2.1%
CF Industries Holdings, Inc.		68,787	5,897,797
Corteva, Inc.		84,990	4,348,088
Mosaic Co./The		18,258	649,985
Nutrien Ltd. (Canada)		101,638	6,277,163

			17,173,033

PACKAGED FOODS & MEATS	2.1%
Bakkafrost P/F (Denmark)		77,366	3,959,920
BRF SA (Brazil)(a)		858,799	1,740,988
JBS S/A		545,910	1,960,326
Lamb Weston Holdings, Inc.		12,365	1,143,268
Pilgrim’s Pride Corp.(a)		117,013	2,671,407
Salmar ASA (Norway)		66,486	3,377,552
WH Group Ltd. (Hong Kong)(b)		3,081,000	1,617,034

			16,470,495

TOTAL AGRIBUSINESS			42,607,636

AIRPORTS	0.2%
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		75,215	1,843,097

COMMUNICATIONS	3.3%
American Tower Corp.		67,682	11,130,305
Cellnex Telecom SA (Spain)(b)		143,491	5,001,743
Crown Castle, Inc.		14,542	1,338,300
SBA Communications Corp.		45,412	9,090,120

			26,560,468

ELECTRIC	5.0%
Alliant Energy Corp.		29,718	1,439,837

		Shares	Value
CenterPoint Energy, Inc.		123,820	$3,324,567
Consolidated Edison, Inc.		56,177	4,804,819
DTE Energy Co.		19,605	1,946,384
EDP—Energias de Portugal SA (Portugal)		312,827	1,301,778
Entergy Corp.		6,187	572,298
Evergy, Inc.		11,934	605,054
Exelon Corp.		137,707	5,203,948
National Grid PLC (United Kingdom)		706,741	8,450,487
NextEra Energy, Inc.		13,935	798,336
NTPC Ltd. (India)		283,163	838,837
PG&E Corp.(a)		260,326	4,199,058
Power Assets Holdings Ltd. (Hong Kong)		137,500	665,468
PPL Corp.		99,428	2,342,524
Terna—Rete Elettrica Nazionale (Italy)		472,747	3,562,659

			40,056,054

ENERGY	6.3%
COAL & CONSUMABLE FUELS	0.2%
Cameco Corp. (Canada)		22,794	903,554
Energy Fuels, Inc./Canada(a)		92,428	759,758

			1,663,312

INTEGRATED OIL & GAS	4.5%
BP PLC (United Kingdom)		964,888	6,255,958
Chevron Corp.		27,727	4,675,327
Exxon Mobil Corp.		69,620	8,185,919
Imperial Oil Ltd. (Canada)		50,667	3,120,781
Petroleo Brasileiro SA, ADR (Brazil) (USD)		85,812	1,286,322
Shell PLC (Netherlands) (GBP)		170,553	5,422,870
Suncor Energy, Inc. (Canada)		11,450	393,764
TotalEnergies SE (France)		97,984	6,454,917

			35,795,858

OIL & GAS EXPLORATION & PRODUCTION	1.3%
Africa Oil Corp. (Canada)		434,810	873,942
Canadian Natural Resources Ltd. (Canada)		40,077	2,591,838
ConocoPhillips		23,556	2,822,009
Coterra Energy, Inc.		30,134	815,125
MEG Energy Corp. (Canada)(a)		46,512	905,070
Pioneer Natural Resources Co.		9,027	2,072,148
Woodside Energy Group Ltd. (Australia) (GBP)		23,946	555,990

			10,636,122

		Shares	Value
OIL & GAS REFINING & MARKETING	0.3%
Neste Oyj (Finland)		34,088	$1,157,951
Phillips 66		9,626	1,156,564

			2,314,515

TOTAL ENERGY			50,409,807

ENVIRONMENTAL SERVICES	0.1%
Cleanaway Waste Management Ltd. (Australia)		656,847	1,026,237

GAS DISTRIBUTION	1.6%
ENN Energy Holdings Ltd., (H shares) (China)		276,057	2,291,383
NiSource, Inc.		115,372	2,847,381
Osaka Gas Co., Ltd. (Japan)		128,400	2,115,370
Sempra		83,877	5,706,152

			12,960,286

MARINE PORTS	0.2%
Koninklijke Vopak NV (Netherlands)		18,295	627,080
Santos Brasil Participacoes SA (Brazil)		754,747	1,286,804

			1,913,884

METALS & MINING	4.5%
ALUMINUM	0.1%
Constellium SE(a)		36,510	664,482

DIVERSIFIED METALS & MINING	2.7%
BHP Group Ltd. (Australia)		271,549	7,725,714
Freeport-McMoRan, Inc.		86,038	3,208,357
Glencore PLC (Australia) (GBP)		940,361	5,391,324
Ivanhoe Electric, Inc.(a)		148,800	1,770,720
Lundin Mining Corp. (Chile)		125,329	934,720
Sumitomo Metal Mining Co., Ltd. (Japan)		17,600	518,084
Teck Resources Ltd., Class B (Canada)		55,127	2,375,422

			21,924,341

GOLD	0.8%
Agnico Eagle Mines Ltd. (Canada) (GBP)		66,600	3,026,359
Barrick Gold Corp. (Canada)		40,761	593,072
Gold Fields Ltd., ADR (South Africa)		68,599	744,985
Newcrest Mining Ltd. (Australia)		47,965	756,175
Wheaton Precious Metals Corp. (Brazil) (CAD)		29,545	1,198,984

			6,319,575

		Shares	Value
STEEL	0.9%
Cleveland-Cliffs, Inc.(a)		128,921	$2,015,035
Nippon Steel Corp. (Japan)		52,819	1,238,829
Nucor Corp.		11,716	1,831,797
Vale SA, ADR (Brazil) (USD)		123,930	1,660,662

			6,746,323

TOTAL METALS & MINING			35,654,721

MIDSTREAM	4.9%
Cheniere Energy, Inc.		44,615	7,404,306
DT Midstream, Inc.		11,135	589,264
Enbridge, Inc. (Canada)		167,459	5,554,226
Equitrans Midstream Corp.		114,140	1,069,492
Keyera Corp. (Canada)		84,198	1,976,863
Kinder Morgan, Inc.		152,124	2,522,216
ONEOK, Inc.		85,898	5,448,510
Pembina Pipeline Corp. (Canada)		29,437	885,115
Targa Resources Corp.		60,554	5,190,689
TC Energy Corp. (Canada)		238,537	8,203,249

			38,843,930

REAL ESTATE	24.2%
DATA CENTERS	2.0%
Digital Realty Trust, Inc.		61,111	7,395,653
Equinix, Inc.		11,919	8,656,293

			16,051,946

DIVERSIFIED	4.4%
CapitaLand Investment Ltd./Singapore (Singapore)		1,044,300	2,368,200
Charter Hall Group (Australia)		273,493	1,668,743
CK Asset Holdings Ltd. (Hong Kong)		314,000	1,654,014
Cofinimmo SA (Belgium)		8,571	588,104
Covivio SA (France)		8,809	392,091
Ingenia Communities Group (Australia)		542,974	1,466,241
Japan Metropolitan Fund Invest (Japan)		3,090	2,005,688
Jones Lang LaSalle, Inc.(a)		10,059	1,420,130
Land Securities Group PLC (United Kingdom)		273,772	1,970,104
Link REIT (Hong Kong)		564,600	2,768,584
LXI REIT PLC (United Kingdom)		638,526	707,391
Merlin Properties Socimi SA (Spain)		121,254	1,023,643
Mitsubishi Estate Co., Ltd. (Japan)		203,300	2,659,606
Mitsui Fudosan Co., Ltd. (Japan)		163,600	3,606,119

		Shares	Value
Nomura Real Estate Holdings, Inc. (Japan)		86,400	$2,169,829
PSP Swiss Property AG (Switzerland)		7,925	936,784
Stockland (Australia)		1,293,403	3,259,846
Sun Hung Kai Properties Ltd. (Hong Kong)		245,500	2,627,127
Wharf Real Estate Investment Co., Ltd. (Hong Kong)		344,000	1,328,830
WP Carey, Inc.		13,065	706,555

			35,327,629

HEALTH CARE	2.5%
Aedifica SA (Belgium)		14,854	845,682
Healthcare Realty Trust, Inc.		233,077	3,559,086
Medical Properties Trust, Inc.		138,594	755,337
Parkway Life Real Estate Investment Trust (Singapore)		661,800	1,786,424
Welltower, Inc.		155,728	12,757,238

			19,703,767

HOTEL	0.5%
Boyd Gaming Corp.		17,288	1,051,629
Host Hotels & Resorts, Inc.		83,255	1,337,908
Invincible Investment Corp. (Japan)		3,458	1,430,035
Pandox AB (Sweden)		18,137	193,064

			4,012,636

INDUSTRIAL OFFICE	0.1%
Sirius Real Estate Ltd. (Germany) (GBP)		452,565	475,698

INDUSTRIALS	3.9%
Americold Realty Trust, Inc.		162,691	4,947,433
ARGAN SA (France)		5,172	345,584
Catena AB (Sweden)		23,386	813,385
Dream Industrial Real Estate Investment Trust (Canada)		104,206	985,095
Goodman Group (Australia)		117,253	1,617,068
Mapletree Logistics Trust (Singapore)		1,169,200	1,436,910
Mitsui Fudosan Logistics Park, Inc. (Japan)		360	1,134,636
Nippon Prologis REIT, Inc. (Japan)		1,190	2,223,287
Prologis, Inc.		131,746	14,783,219
Segro PLC (United Kingdom)		160,940	1,412,635
Tritax Big Box REIT PLC (United Kingdom)		411,738	702,301
Urban Logistics REIT PLC (United Kingdom)		256,825	344,061
Warehouses De Pauw CVA (Belgium)		35,202	872,374

			31,617,988

		Shares	Value
OFFICE	0.6%
Daiwa Office Investment Corp. (Japan)		117	$522,993
Great Portland Estates PLC (United Kingdom)		39,039	199,004
Highwoods Properties, Inc.		45,861	945,195
Kenedix Office Investment Corp. (Japan)		1,273	2,947,390

			4,614,582

RESIDENTIAL	4.9%
Advance Residence Investment Corp. (Japan)		1,115	2,529,343
Camden Property Trust		54,471	5,151,867
Canadian Apartment Properties REIT (Canada)		73,741	2,447,447
Essex Property Trust, Inc.		8,308	1,762,044
Invitation Homes, Inc.		282,331	8,947,069
LEG Immobilien SE (Germany)(a)		25,829	1,784,286
Mid-America Apartment Communities, Inc.		36,793	4,733,420
Sun Communities, Inc.		37,724	4,464,258
TAG Immobilien AG (Germany)(a)		63,125	662,851
UDR, Inc.		107,448	3,832,670
UNITE Group PLC/The (United Kingdom)		80,997	886,949
Vonovia SE (Germany)		83,479	2,013,169

			39,215,373

RETAIL	3.6%
Eurocommercial Properties NV (Netherlands)		26,096	579,942
Frasers Centrepoint Trust (Singapore)		911,600	1,460,427
Kimco Realty Corp.		204,112	3,590,330
Klepierre SA (France)		89,524	2,198,702
Realty Income Corp.		165,907	8,285,396
RioCan Real Estate Investment Trust (Canada)		174,810	2,325,652
Simon Property Group, Inc.		73,535	7,943,986
Spirit Realty Capital, Inc.		38,395	1,287,384
Unibail-Rodamco-Westfield (France)(a)		24,516	1,211,739

			28,883,558

SELF STORAGE	1.5%
Big Yellow Group PLC (United Kingdom)		1,256	14,382
Extra Space Storage, Inc.		25,607	3,113,299
Public Storage		29,560	7,789,651
Safestore Holdings PLC (United Kingdom)		144,242	1,295,284

			12,212,616

		Shares	Value
SPECIALTY	0.2%
VICI Properties, Inc.		65,083	$1,893,915

TOTAL REAL ESTATE			194,009,708

TOLL ROADS	1.5%
Atlas Arteria Ltd. (Australia)(c)		270,293	961,030
CCR SA (Brazil)		219,489	562,854
Transurban Group (Australia)(c)		63,113	514,941
Vinci SA (France)		79,143	8,787,438
Zhejiang Expressway Co., Ltd., (H Shares) (China)		1,082,000	806,911

			11,633,174

WATER	0.3%
Essential Utilities, Inc.		67,453	2,315,661

TOTAL COMMON STOCK (Identified cost—$458,322,317)			459,834,663

EXCHANGE-TRADED FUNDS	4.9%
CORPORATE BONDS	0.5%
SPDR Portfolio Short Term Corporate Bond ETF		137,294	4,025,460

GOLD	4.4%
iShares Gold Trust ETF(a)		300,714	10,521,983
SPDR Gold MiniShares Trust(a)		670,956	24,597,247

			35,119,230

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$36,813,298)			39,144,690

		Principal Amount
PREFERRED SECURITIES—OVER-THE-COUNTER	4.4%
BANKING	1.6%
Bank of America Corp., 6.25% to 9/5/24, Series X(d)(e)		$750,000	739,750
Bank of America Corp., 6.50% to 10/23/24, Series Z(d)(e)		525,000	522,957
Barclays PLC, 8.00% to 6/15/24 (United Kingdom) (USD)(d)(e)(f)		800,000	788,584
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(d)(e)		280,000	270,404
Citigroup, Inc., 9.699% (3 Month US Term SOFR + 4.33%), Series 0(d)(g)		750,000	750,097
Corestates Capital III, 6.196% (3 Month US Term SOFR + 0.830%), due 2/15/27 (TruPS)(b)(g)		1,000,000	954,394

		Principal Amount	Value
Credit Agricole SA, 7.875% to 1/23/24 (France) (USD)(b)(d)(e)(f)		$1,000,000	$994,850
Credit Agricole SA, 6.875% to 9/23/24 (France) (USD)(b)(d)(e)(f)		400,000	390,879
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(d)(e)		965,000	965,410
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom) (USD)(d)(e)(f)		800,000	781,413
PNC Financial Services Group, Inc./The, 9.312% (3 Month US Term SOFR + 3.94%), Series O(d)(g)		1,250,000	1,251,257
Truist Financial Corp., 6.321% (3 Month US Term SOFR + 0.910%), due 3/15/28 (TruPS)(g)		550,000	501,099
Truist Financial Corp., 6.30% (3 Month US Term SOFR + 0.930%), due 5/15/27, Series A (TruPS)(g)		600,000	557,701
UBS Group AG, 7.00% to 1/31/24 (Switzerland) (USD)(b)(d)(e)(f)		400,000	395,152
UBS Group AG, 7.00% to 2/19/25 (Switzerland) (USD)(d)(e)(f)(h)		900,000	875,250
Wells Fargo & Co., 5.875% to 6/15/25, Series U(d)(e)		1,875,000	1,843,275

			12,582,472

ENERGY	0.2%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(d)(e)		1,500,000	1,434,210

INSURANCE	0.7%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24 (Japan) (USD)(b)(d)(e)		800,000	786,347
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan) (USD)(b)(e)		500,000	487,619
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44 (Japan) (USD)(b)(e)		3,000,000	2,948,393
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43 (Australia) (USD)(b)(e)		1,600,000	1,600,983

			5,823,342

PIPELINES	0.2%
Enbridge, Inc., 4.00%, due 10/1/23 (Canada)		610,000	610,000
TransCanada PipeLines Ltd., 3.75%, due 10/16/23 (Canada)		1,326,000	1,324,049

			1,934,049

REAL ESTATE	0.4%
American Tower Corp., 0.60%, due 1/15/24		3,003,000	2,956,381

		Principal Amount	Value
TELECOMMUNICATIONS	0.5%
Verizon Communications, Inc., 4.125%, due 3/16/27		$1,750,000	$1,665,186
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom) (USD)(e)(h)		2,000,000	1,973,536

			3,638,722

UTILITIES	0.8%
American Electric Power Co., Inc., 2.031%, due 3/15/24		940,000	922,610
American Electric Power Co., Inc., 5.699%, due 8/15/25		1,800,000	1,791,550
Dominion Energy, Inc., 3.071%, due 8/15/24		1,806,000	1,758,777
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada) (USD)(e)		1,610,000	1,551,581
Sempra, 4.875% to 10/15/25(d)(e)		850,000	807,488

			6,832,006

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$35,601,088)			35,201,182

CORPORATE BONDS	7.8%
BANKING	0.2%
Morgan Stanley, 3.62% to 4/17/24, due 4/17/25(e)		1,015,000	999,154

FINANCIAL SERVICES	0.0%
National Rural Utilities Cooperative Finance Corp., 1.00%, due 10/18/24, Series D		150,000	142,709

REAL ESTATE	5.5%
American Tower Corp., 2.95%, due 1/15/25		570,000	548,065
Boston Properties LP, 3.80%, due 2/1/24		600,000	594,541
Brixmor Operating Partnership LP, 3.85%, due 2/1/25		153,000	147,484
CubeSmart LP, 3.125%, due 9/1/26		290,000	267,319
Equinix, Inc., 1.25%, due 7/15/25		500,000	460,147
Equinix, Inc., 1.45%, due 5/15/26		1,100,000	982,826
Essex Portfolio LP, 3.50%, due 4/1/25		1,500,000	1,445,801
Essex Portfolio LP, 3.875%, due 5/1/24		1,075,000	1,059,942
Federal Realty OP LP, 3.95%, due 1/15/24		5,079,000	5,048,207
Healthcare Realty Holdings LP, 3.875%, due 5/1/25		2,650,000	2,500,169
Kilroy Realty LP, 3.45%, due 12/15/24		2,250,000	2,162,671
Kimco Realty OP LLC, 2.70%, due 3/1/24		3,911,000	3,852,753
Kimco Realty OP LLC, 3.85%, due 6/1/25		150,000	142,775
Kimco Realty OP LLC, 4.45%, due 1/15/24		300,000	298,295
Kite Realty Group Trust, 4.00%, due 3/15/25		2,137,000	2,047,465
Mid-America Apartments LP, 3.75%, due 6/15/24		1,970,000	1,939,162
Mid-America Apartments LP, 4.30%, due 10/15/23		1,064,000	1,063,355

		Principal Amount	Value
Newmark Group, Inc., 6.125%, due 11/15/23		$1,990,000	$1,988,219
NNN REIT, Inc., 3.90%, due 6/15/24		650,000	640,183
Realty Income Corp., 0.75%, due 3/15/26		500,000	443,125
Realty Income Corp., 4.60%, due 2/6/24		697,000	693,187
Realty Income Corp., 4.625%, due 11/1/25		800,000	782,620
Regency Centers LP, 3.75%, due 6/15/24		1,436,000	1,402,148
Retail Opportunity Investments Partnership LP, 4.00%, due 12/15/24		1,000,000	967,736
Retail Opportunity Investments Partnership LP, 5.00%, due 12/15/23		500,000	498,738
SITE Centers Corp., 3.625%, due 2/1/25		540,000	514,349
Spirit Realty LP, 3.20%, due 1/15/27		359,000	325,621
Ventas Realty LP, 3.75%, due 5/1/24		500,000	493,150
VICI Properties LP/VICI Note Co., Inc., 5.625%, due 5/1/24(b)		2,200,000	2,187,991
Welltower OP LLC, 3.625%, due 3/15/24		390,000	385,597
Welltower OP LLC, 4.50%, due 1/15/24		6,256,000	6,221,242
WP Carey, Inc., 4.60%, due 4/1/24		2,096,000	2,075,474

			44,180,357

TELECOMMUNICATIONS	0.2%
T-Mobile USA, Inc., 3.50%, due 4/15/25		1,640,000	1,582,857

UTILITIES	1.9%
DTE Energy Co., 4.22%, due 11/1/24		2,439,000	2,394,417
DTE Energy Co., 2.529%, due 10/1/24, Series C		695,000	670,748
Emera US Finance LP, 0.833%, due 6/15/24 (Canada) (USD)		1,555,000	1,494,201
Enel Finance International NV, 4.25%, due 6/15/25 (Italy) (USD)(b)		1,250,000	1,214,070
Enel Finance International NV, 6.80%, due 10/14/25 (Italy) (USD)(b)		800,000	809,610
Eversource Energy, 4.75%, due 5/15/26		1,250,000	1,222,512
NextEra Energy Capital Holdings, Inc., 6.051%, due 3/1/25		2,050,000	2,053,834
Sempra, 3.30%, due 4/1/25		490,000	471,211
Southern California Edison Co., 4.20%, due 6/1/25, Series C		1,120,000	1,090,889
Southern Co./The, 4.475%, due 8/1/24		1,380,000	1,360,412
WEC Energy Group, Inc., 4.75%, due 1/9/26		1,485,000	1,455,166
WEC Energy Group, Inc., 5.60%, due 9/12/26		960,000	960,192

			15,197,262

TOTAL CORPORATE BONDS (Identified cost—$63,017,353)			62,102,339

		Shares	Value
SHORT-TERM INVESTMENTS	25.8%
MONEY MARKET FUNDS	2.7%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.29%(i)		12,898,532	$12,898,532
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29%(i)		8,549,000	8,549,000

			21,447,532

		Principal Amount
U.S. TREASURY BILLS	23.1%
United States Treasury Bills, 5.374%, due 10/12/23(j)		$8,050,000	8,037,133
United States Treasury Bills, 5.38%, due 10/19/23(j)		888,000	885,676
United States Treasury Bills, 5.397%, due 10/19/23(j)(k)		17,000,000	16,955,332
United States Treasury Bills, 5.398%, due 10/19/23(j)(k)		19,788,000	19,735,997
United States Treasury Bills, 5.395%, due 10/26/23(j)(k)		17,000,000	16,937,962
United States Treasury Bills, 5.42%, due 10/26/23(j)(k)		45,821,000	45,653,149
United States Treasury Bills, 5.425%, due 11/16/23(j)		48,100,000	47,775,485
United States Treasury Bills, 5.459%, due 12/21/23(j)		6,748,000	6,668,396
United States Treasury Bills, 5.462%, due 12/21/23(j)		9,700,000	9,585,572
United States Treasury Bills, 5.462%, due 12/21/23(j)		13,090,000	12,935,582

			185,170,284

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$206,612,992)			206,617,816

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$800,367,048)	100.3%	$802,900,690
LIABILITIES IN EXCESS OF OTHER ASSETS(l)	(0.3)	(2,387,210)

NET ASSETS	100.0%	$800,513,480

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
GBP	British Pound
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $19,389,065 which represents 2.4% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $4,226,128 or 0.5% of the net assets of the Fund.

(g)	Variable rate. Rate shown is in effect at September 30, 2023.
(h)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $2,848,786 which represents 0.4% of the net assets of the Fund, of which 0.0% are illiquid.

(i)	Rate quoted represents the annualized seven-day yield.
(j)	The rate shown is the effective yield on the date of purchase.
(k)	All or a portion of this security has been pledged as collateral for futures contracts. $28,186,605 in collateral aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(l)	Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at September 30, 2023.

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	165	December 18, 2023	$9,937,658	$9,704,063	$(233,595)
Aluminum HG LME	349	January 15, 2024	19,899,437	20,562,644	663,207
Aluminum HG LME	167	October 16, 2023	10,991,671	9,765,325	(1,226,346)
Aluminum HG LME	222	November 13, 2023	13,427,279	13,023,075	(404,204)
Aluminum HG LME	173	March 18, 2024	9,928,671	10,265,388	336,717
Aluminum HG LME	165	May 13, 2024	9,318,496	9,881,438	562,942
Brent Crude Oil(a)	162	November 30, 2023	14,755,656	14,638,320	(117,336)
Brent Crude Oil(a)	50	December 28, 2023	3,751,123	4,441,000	689,877
Brent Crude Oil(a)	11	January 31, 2024	970,748	964,370	(6,378)
Cattle Feeder(a)	4	November 16, 2023	516,460	509,800	(6,660)
Coffee C	36	December 18, 2023	2,188,806	1,973,025	(215,781)
Coffee C	103	March 18, 2024	5,982,301	5,685,600	(296,701)
Copper	25	December 27, 2023	2,405,728	2,335,937	(69,791)
Copper	117	May 29, 2024	11,184,071	11,060,888	(123,183)
Corn	348	May 14, 2024	8,847,061	8,708,700	(138,361)
Cotton No.2	78	March 6, 2024	3,396,656	3,428,880	32,224
Gasoline RBOB	27	October 31, 2023	2,763,525	2,721,033	(42,492)
Gasoline RBOB	14	November 30, 2023	1,451,119	1,381,565	(69,554)
Gold 100 oz	141	December 27, 2023	27,710,764	26,312,010	(1,398,754)
KC HRW Wheat	92	December 14, 2023	3,448,423	3,053,250	(395,173)
Lead LME	36	November 13, 2023	1,950,173	1,951,200	1,027
Lead LME	42	October 16, 2023	2,155,917	2,294,775	138,858

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Lean Hogs(a)	121	December 14, 2023	$3,575,794	$3,473,910	$(101,884)
Lean Hogs(a)	17	February 14, 2024	513,294	513,060	(234)
Live Cattle	43	December 29, 2023	3,257,198	3,232,310	(24,888)
Live Cattle	114	April 30, 2024	8,848,125	8,914,800	66,675
Low Sulphur Gasoil	46	November 10, 2023	4,001,620	4,444,750	443,130
Low Sulphur Gasoil	18	December 12, 2023	1,554,080	1,668,150	114,070
Natural Gas	235	October 27, 2023	7,721,278	6,883,150	(838,128)
Natural Gas	231	February 27, 2024	8,189,454	7,438,200	(751,254)
Nickel LME	4	November 13, 2023	495,013	445,944	(49,069)
Nickel LME	37	December 18, 2023	4,583,088	4,142,742	(440,346)
Nickel LME	41	February 19, 2024	5,406,246	4,637,346	(768,900)
NY Harbor ULSD	25	October 31, 2023	3,195,858	3,465,630	269,772
NY Harbor ULSD	11	November 30, 2023	1,394,720	1,458,904	64,184
Silver	82	December 27, 2023	10,260,752	9,204,500	(1,056,252)
Soybeans	167	May 14, 2024	11,658,344	11,038,701	(619,643)
Soybeans	122	November 14, 2024	7,681,689	7,686,000	4,311
Soybean Meal	164	January 12, 2024	6,352,351	6,222,160	(130,191)
Soybean Oil	185	December 14, 2023	6,739,522	6,197,130	(542,392)
Sugar #11 (World)	53	February 29, 2024	1,603,414	1,571,852	(31,562)
Sugar #11 (World)	281	April 30, 2024	7,865,695	7,949,827	84,132
Wheat	64	December 14, 2023	1,923,711	1,732,800	(190,911)
Wheat	167	May 14, 2024	5,437,945	4,966,162	(471,783)
WTI Crude Oil	57	December 19, 2023	4,848,665	4,957,860	109,195
WTI Crude Oil	180	October 20, 2023	14,752,649	16,342,200	1,589,551
WTI Crude Oil	21	February 20, 2024	1,765,873	1,761,480	(4,393)
Zinc LME	94	October 16, 2023	6,155,505	6,217,512	62,007
Zinc LME	145	November 13, 2023	10,386,162	9,603,531	(782,631)
Zinc LME	285	December 18, 2023	17,803,030	18,900,843	1,097,813
Zinc LME	95	February 19, 2024	5,946,160	6,308,000	361,840

			$340,898,978	$336,041,740	$(4,857,238)

SHORT FUTURES OUTSTANDING
Aluminum HG LME	167	October 16, 2023	$(10,307,273)	$(9,765,325)	$541,948
Aluminum HG LME	175	November 13, 2023	(10,424,478)	(10,265,938)	158,540
Aluminum HG LME	165	December 18, 2023	(9,825,601)	(9,704,063)	121,538
Aluminum HG LME	349	January 15, 2024	(19,879,114)	(20,562,644)	(683,530)
Aluminum HG LME	173	March 18, 2024	(9,671,725)	(10,265,387)	(593,662)
Aluminum HG LME	16	May 13, 2024	(914,184)	(958,200)	(44,016)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Coffee Robusta	82	November 24, 2023	$(2,084,869)	$(2,018,840)	$66,029
Corn	101	December 14, 2023	(2,453,238)	(2,407,588)	45,650
Cotton No.2	4	December 6, 2023	(174,629)	(174,300)	329
Lead LME	42	October 16, 2023	(2,270,471)	(2,294,775)	(24,304)
Lead LME	6	November 13, 2023	(323,280)	(325,200)	(1,920)
Low Sulphur Gasoil	14	March 12, 2024	(1,203,401)	(1,215,900)	(12,499)
Nickel LME	8	November 13, 2023	(931,388)	(891,888)	39,500
Nickel LME	9	December 18, 2023	(1,060,109)	(1,007,694)	52,415
Nickel LME	41	February 19, 2024	(5,120,111)	(4,637,346)	482,765
NY Harbor ULSD	14	February 29, 2024	(1,733,467)	(1,725,897)	7,570
Soybeans	47	November 14, 2023	(3,115,696)	(2,996,250)	119,446
Soybeans	116	July 12, 2024	(7,718,740)	(7,698,050)	20,690
Soybean Meal	4	December 14, 2023	(148,065)	(152,480)	(4,415)
Zinc LME	94	October 16, 2023	(5,387,770)	(6,217,512)	(829,742)
Zinc LME	112	November 13, 2023	(7,594,209)	(7,417,900)	176,309
Zinc LME	203	December 18, 2023	(12,959,373)	(13,462,706)	(503,333)
Zinc LME	95	February 19, 2024	(5,859,890)	(6,308,000)	(448,110)

			$(121,161,081)	$(122,473,883)	$(1,312,802)

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
HRW	Hard Red Winter
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
WTI	West Texas Intermediate

Country Summary	% of Net Assets
United States	46.5
Canada	6.0
Japan	3.7
United Kingdom	3.4
Australia	3.3
France	2.6
Hong Kong	1.3
Brazil	1.0
Singapore	0.9
Netherlands	0.8
Spain	0.8
Italy	0.7
Germany	0.6
Denmark	0.5
Other (includes short-term investments)	27.9

100.0

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Commodity futures contracts and options on futures contracts are valued at the settlement price as of the close of futures trading on the primary exchange on which the futures are traded. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$459,834,663	$—	$—	$459,834,663
Exchange-Traded Funds	39,144,690	—	—	39,144,690
Preferred Securities—Over-the-Counter	—	35,201,182	—	35,201,182
Corporate Bonds	—	62,102,339	—	62,102,339
Short-Term Investments	—	206,617,816	—	206,617,816

Total Investments in Securities(a)	$498,979,353	$303,921,337	$—	$802,900,690

Futures Contracts	$8,524,261	$—	$—	$8,524,261

Total Derivative Assets(a)	$8,524,261	$—	$—	$8,524,261

Futures Contracts	$(14,694,301)	$—	$—	$(14,694,301)

Total Derivative Liabilities(a)	$(14,694,301)	$—	$—	$(14,694,301)

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2. Derivative Investments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

U.S. Treasury Inflation-Protected Securities: U.S. Treasury Inflation-Protected Securities (TIPS) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will increase or decrease, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed security will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At September 30, 2023, the Fund did not have any option contracts outstanding.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s futures contracts and option contracts activity for the nine months ended September 30, 2023:

Futures Contracts
Average Notional Amount—Long	$337,420,732
Average Notional Amount—Short	(102,220,720)

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a)(b)	$2,383,438	$3,851,354

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents three months for purchased option contracts and three months for written option contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.